Offerings - Offering: 1	Aug. 06, 2025 USD ($)
Offering:
Other Rule	false
Security Type	Equity
Amount Registered	7,142,855
Proposed Maximum Offering Price per Unit	0.7
Maximum Aggregate Offering Price	$ 4,999,998.5
Offering Note
(1)

The shares of common stock of Solitario Resources Corp. (the “Registrant”) will be offered for resale by the selling stockholders pursuant to the prospectus contained herein. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional number of shares of common stock issuable upon stock splits, stock dividends, or other distributions, recapitalizations, or similar events with respect to the shares of common stock being registered pursuant to this registration statement.

(2)

Estimated solely for the purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low price per share of the Registrant’s common stock as reported by the NYSE American on August 4, 2025.